Pay vs Performance Disclosure - USD ($)	1 Months Ended		11 Months Ended		12 Months Ended
	Jul. 31, 2024	Jun. 30, 2023	Jun. 30, 2025	Jun. 01, 2023	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

Provided below is our pay versus performance disclosure as required pursuant to Item 402(v) of Regulation S-K promulgated under the Exchange Act. As required by Item 402(v), we have included

•
A description of our most important measures that our Compensation Committee used in fiscal year 2025 to link a measure of pay calculated in accordance with Item 402(v) (referred to as compensation actually paid, or CAP) to our performance;
•
A table that compares the total compensation of our named executive officers’ (NEOs) as presented in the Summary Compensation Table (SCT) to CAP and that compares CAP to specified performance measures; and
•
Graphs that describe:
o
the relationships between CAP and our cumulative total shareholder return (TSR), GAAP Net Income and our selected measure, Total Cash (defined as all cash and cash equivalents); and
o
the relationship between our TSR and the TSR of the Nasdaq Biotechnology Index (Peer Group TSR).

Note: pursuant to Item 402(v)(8), Lite Strategy, as a smaller reporting company (SRC), has provided the information required by 402(v) for three years, instead of five years and is not required to provide the disclosure required by 402(v)(2)(iv) or 402(v)(5) with respect to the total shareholder return of any peer group, the Selected Measure disclosure required by 402 (v)(2)(vi), or the Tabular List provided pursuant to 402(v)(6).

Given our current pay program, the only difference between the SCT and CAP amounts for our NEOs is the value of equity awards, which for purposes of the SCT is based on the grant date fair value of equity awards granted during the year and for purposes of CAP is based on the year over year change in the fair value of equity awards that are outstanding and unvested as of the end of the year or that vested, or were forfeited during the year.

Our Most Important Metrics Used for Linking Pay and Performance. As required by Item 402(v), below are the most important metrics linking CAP to performance for fiscal year 2025. Because of our strategic alternatives announcement during the first quarter of fiscal year 2025, the only financial performance measure the Compensation Committee used to link executive compensation to performance in fiscal year 2025 was Total Cash, which is defined as total cash and cash equivalents on the consolidated balance sheets as of June 30, 2025.

Compensation decisions are made each year taking into account a number of other factors. Target pay levels are primarily set based on clinical milestones, individual performance, scope of responsibility, and an annual assessment of pay competitiveness within the market, but aside from Total Cash, no additional financial performance measures were used by us to link compensation actually paid to our NEOs in fiscal year 2025 to our performance.

Pay Versus Performance Table. In accordance with Item 402(v) and under rules adopted by the SEC pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we are providing the tabular disclosure for our Chief Executive Officer (our Principal Executive Officer or PEO) and the average of our NEOs other than the PEO for fiscal years 2023, 2024 and 2025.

									Value of Initial Fixed $100 Investment Based on Total Shareholder Return
Fiscal Year	Summary Compensation Table Total for Current PEO (File)(1)	Compensation Actually Paid to Current PEO (File)(2,3)	Summary Compensation Table Total for Former PEO (Urso)(1)	Compensation Actually Paid to Former PEO (Urso)(2,3)	Summary Compensation Table Total for Former PEO (Gold)(1)	Compensation Actually Paid to Former PEO (Gold)(2,3)	Average Summary Compensation Table Total for Non-PEO NEOs(1)	Average Compensation Actually Paid to Non-PEO NEOs(2,3)	Lite Strategy Total Shareholder Return	Peer Total Shareholder Return(4)	Lite Strategy Net (Loss) Income ($ Millions)	Company Selected Measure: Total Cash ($Millions)(5)
(a)	(b)	(c)	(b)	(c)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2025	$912,667	$893,199	$934,046(6)	$683,160(6)	$—	$—	$708,134(7)	$645,430(7)	$26	$113	$(16)	$18
2024	$—	$—	$894,905	$220,789	$—	$—	$730,912	$558,052	$31	$121	$18	$38
2023	$—	$—	$2,101,058	$1,721,979	$2,446,640	$1,857,113	$772,486	$642,744	$54	$109	$(32)	$101
(1)
The PVP table reflects required disclosures for fiscal years 2023, 2024 and 2025. The following table reflects our Principal Executive Officer (PEO) and non-PEO NEOs in each of the fiscal years presented:

Fiscal Year	PEO	Non-PEO NEOs
2025	Justin J. File (Current) David M. Urso (Former)	Richard G. Ghalie
2024	David M. Urso (Current)	Justin J. File and Richard G. Ghalie
2023	David M. Urso (Current) Daniel P. Gold (Former)	Brian G. Drazba and Richard G. Ghalie

(2)
The amounts shown for CAP have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation earned, realized, or received by our NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.
(3)
CAP is calculated by taking Summary Compensation Table total compensation: a) less the stock award and stock option grant values; b) plus the year over year change in the fair value of stock and option awards that are unvested as of the end of the year, or that vested, or were forfeited during the year. No adjustments were made for pension arrangements, which we do not sponsor. Reconciliation of the Summary Compensation Table total compensation and CAP is summarized in the following table:

	Current PEO (File)(i)
Fiscal Year	2023	2024	2025
SCT Total	$—	$—	$912,667
Stock and Option Award Values Reported in SCT for the Covered Year	—	—	—
Fair Value of Outstanding Unvested Stock and Option Awards Granted in the Covered Year	—	—	—
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years	—	—	(15,787)
Fair Value of Stock and Option Awards Granted in Covered Year that Vested	—	—	—
Change in Fair Value of Stock and Option Awards from Prior Years that Vested in Covered Year	—	—	(3,681)
Fair Value of Stock and Option Awards Forfeited during the Covered Year	—	—	—
Compensation Actually Paid	$—	$—	$893,199

	Former PEO (Urso)(i)
Fiscal Year	2023	2024	2025
SCT Total	$2,101,058	$894,905	$934,046
Stock and Option Award Values Reported in SCT for the Covered Year	(1,352,600)	—	—
Fair Value of Outstanding Unvested Stock and Option Awards Granted in the Covered Year	1,097,045	—	—
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years	(70,864)	(511,128)	—
Fair Value of Stock and Option Awards Granted in Covered Year that Vested	—	—	—
Change in Fair Value of Stock and Option Awards from Prior Years that Vested in Covered Year	(52,660)	(162,988)	1,757
Fair Value of Stock and Option Awards Forfeited during the Covered Year	—	—	(252,643)
Compensation Actually Paid	$1,721,979	$220,789	$683,160

	Former PEO (Gold)(i)
Fiscal Year	2023	2024	2025
SCT Total	$2,446,640	$—	$—
Stock and Option Award Values Reported in SCT for the Covered Year	(584,700)	—	—
Fair Value of Outstanding Unvested Stock and Option Awards Granted in the Covered Year	—	—	—
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years	—	—	—
Fair Value of Stock and Option Awards Granted in Covered Year that Vested	193,830	—	—
Change in Fair Value of Stock and Option Awards from Prior Years that Vested in Covered Year	(130,139)	—	—
Fair Value of Stock and Option Awards Forfeited during the Covered Year	(68,518)	—	—
Compensation Actually Paid	$1,857,113	$—	$—

	Average Non-PEO(i)
Fiscal Year	2023	2024	2025
SCT Total	$772,486	$730,912	$708,134
Stock and Option Award Values Reported in SCT for the Covered Year	(177,850)	(79,900)	—
Fair Value of Outstanding Unvested Stock and Option Awards Granted in the Covered Year	104,625	28,797	—
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years	(32,041)	(93,289)	—
Fair Value of Stock and Option Awards Granted in Covered Year that Vested	—	—	—
Change in Fair Value of Stock and Option Awards from Prior Years that Vested in Covered Year	(24,476)	(28,468)	154
Fair Value of Stock and Option Awards Forfeited during the Covered Year	—	—	(62,858)
Compensation Actually Paid	$642,744	$558,052	$645,430

(i) The fair value of options awards used to calculate CAP was determined using the Black-Scholes option pricing model, in accordance with FASB 718
(4)
The Peer Group TSR set forth in this table utilizes the Nasdaq Biotechnology Index, which we also utilized in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the fiscal year ended June 30, 2019. As a SRC, we do not have to provide and have not provided, this stock performance graph in subsequent annual reports. The comparison assumes $100 was invested for the period starting June 30, 2022, through the end of the listed year in us and in the Nasdaq Biotechnology Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
(5)
We determined Total Cash to be the most important financial performance measure used to link our performance to CAP to our PEO and Non-PEO NEOs in 2025. Total Cash is defined as total cash and cash equivalents.
(6)
These amounts have been adjusted, as compared to the corresponding amounts set forth in our Annual Report on Form 10-K for the year ended June 30, 2025, to reflect that Mr. Urso also received an aggregate of $67,788 during fiscal year 2025 following his termination, in consulting fees and a success fee related to the previously disclosed sale of certain of our assets, in October 2024, to Aardvark Therapeutics, Inc.
(7)
These amounts have been adjusted, as compared to the corresponding amounts set forth in our Annual Report on Form 10-K for the year ended June 30, 2025, to reflect that Dr. Ghalie also received an aggregate of $30,472 during fiscal year 2025, following his termination, in consulting fees and a success fee related to the previously disclosed sale of certain of our assets, in October 2024, to Aardvark Therapeutics, Inc.

					R
Company Selected Measure Name					Total Cash
Named Executive Officers, Footnote

Fiscal Year	PEO	Non-PEO NEOs
2025	Justin J. File (Current) David M. Urso (Former)	Richard G. Ghalie
2024	David M. Urso (Current)	Justin J. File and Richard G. Ghalie
2023	David M. Urso (Current) Daniel P. Gold (Former)	Brian G. Drazba and Richard G. Ghalie

Peer Group Issuers, Footnote
(4)
The Peer Group TSR set forth in this table utilizes the Nasdaq Biotechnology Index, which we also utilized in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the fiscal year ended June 30, 2019. As a SRC, we do not have to provide and have not provided, this stock performance graph in subsequent annual reports. The comparison assumes $100 was invested for the period starting June 30, 2022, through the end of the listed year in us and in the Nasdaq Biotechnology Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

Adjustment To PEO Compensation, Footnote
(3)
CAP is calculated by taking Summary Compensation Table total compensation: a) less the stock award and stock option grant values; b) plus the year over year change in the fair value of stock and option awards that are unvested as of the end of the year, or that vested, or were forfeited during the year. No adjustments were made for pension arrangements, which we do not sponsor. Reconciliation of the Summary Compensation Table total compensation and CAP is summarized in the following table:

	Current PEO (File)(i)
Fiscal Year	2023	2024	2025
SCT Total	$—	$—	$912,667
Stock and Option Award Values Reported in SCT for the Covered Year	—	—	—
Fair Value of Outstanding Unvested Stock and Option Awards Granted in the Covered Year	—	—	—
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years	—	—	(15,787)
Fair Value of Stock and Option Awards Granted in Covered Year that Vested	—	—	—
Change in Fair Value of Stock and Option Awards from Prior Years that Vested in Covered Year	—	—	(3,681)
Fair Value of Stock and Option Awards Forfeited during the Covered Year	—	—	—
Compensation Actually Paid	$—	$—	$893,199

	Former PEO (Urso)(i)
Fiscal Year	2023	2024	2025
SCT Total	$2,101,058	$894,905	$934,046
Stock and Option Award Values Reported in SCT for the Covered Year	(1,352,600)	—	—
Fair Value of Outstanding Unvested Stock and Option Awards Granted in the Covered Year	1,097,045	—	—
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years	(70,864)	(511,128)	—
Fair Value of Stock and Option Awards Granted in Covered Year that Vested	—	—	—
Change in Fair Value of Stock and Option Awards from Prior Years that Vested in Covered Year	(52,660)	(162,988)	1,757
Fair Value of Stock and Option Awards Forfeited during the Covered Year	—	—	(252,643)
Compensation Actually Paid	$1,721,979	$220,789	$683,160

	Former PEO (Gold)(i)
Fiscal Year	2023	2024	2025
SCT Total	$2,446,640	$—	$—
Stock and Option Award Values Reported in SCT for the Covered Year	(584,700)	—	—
Fair Value of Outstanding Unvested Stock and Option Awards Granted in the Covered Year	—	—	—
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years	—	—	—
Fair Value of Stock and Option Awards Granted in Covered Year that Vested	193,830	—	—
Change in Fair Value of Stock and Option Awards from Prior Years that Vested in Covered Year	(130,139)	—	—
Fair Value of Stock and Option Awards Forfeited during the Covered Year	(68,518)	—	—
Compensation Actually Paid	$1,857,113	$—	$—

	Average Non-PEO(i)
Fiscal Year	2023	2024	2025
SCT Total	$772,486	$730,912	$708,134
Stock and Option Award Values Reported in SCT for the Covered Year	(177,850)	(79,900)	—
Fair Value of Outstanding Unvested Stock and Option Awards Granted in the Covered Year	104,625	28,797	—
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years	(32,041)	(93,289)	—
Fair Value of Stock and Option Awards Granted in Covered Year that Vested	—	—	—
Change in Fair Value of Stock and Option Awards from Prior Years that Vested in Covered Year	(24,476)	(28,468)	154
Fair Value of Stock and Option Awards Forfeited during the Covered Year	—	—	(62,858)
Compensation Actually Paid	$642,744	$558,052	$645,430

(i) The fair value of options awards used to calculate CAP was determined using the Black-Scholes option pricing model, in accordance with FASB 718

Non-PEO NEO Average Total Compensation Amount	$ 708,134					$ 730,912	$ 772,486
Non-PEO NEO Average Compensation Actually Paid Amount	645,430					558,052	642,744
Adjustment to Non-PEO NEO Compensation Footnote
(3)
CAP is calculated by taking Summary Compensation Table total compensation: a) less the stock award and stock option grant values; b) plus the year over year change in the fair value of stock and option awards that are unvested as of the end of the year, or that vested, or were forfeited during the year. No adjustments were made for pension arrangements, which we do not sponsor. Reconciliation of the Summary Compensation Table total compensation and CAP is summarized in the following table:

	Current PEO (File)(i)
Fiscal Year	2023	2024	2025
SCT Total	$—	$—	$912,667
Stock and Option Award Values Reported in SCT for the Covered Year	—	—	—
Fair Value of Outstanding Unvested Stock and Option Awards Granted in the Covered Year	—	—	—
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years	—	—	(15,787)
Fair Value of Stock and Option Awards Granted in Covered Year that Vested	—	—	—
Change in Fair Value of Stock and Option Awards from Prior Years that Vested in Covered Year	—	—	(3,681)
Fair Value of Stock and Option Awards Forfeited during the Covered Year	—	—	—
Compensation Actually Paid	$—	$—	$893,199

	Former PEO (Urso)(i)
Fiscal Year	2023	2024	2025
SCT Total	$2,101,058	$894,905	$934,046
Stock and Option Award Values Reported in SCT for the Covered Year	(1,352,600)	—	—
Fair Value of Outstanding Unvested Stock and Option Awards Granted in the Covered Year	1,097,045	—	—
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years	(70,864)	(511,128)	—
Fair Value of Stock and Option Awards Granted in Covered Year that Vested	—	—	—
Change in Fair Value of Stock and Option Awards from Prior Years that Vested in Covered Year	(52,660)	(162,988)	1,757
Fair Value of Stock and Option Awards Forfeited during the Covered Year	—	—	(252,643)
Compensation Actually Paid	$1,721,979	$220,789	$683,160

	Former PEO (Gold)(i)
Fiscal Year	2023	2024	2025
SCT Total	$2,446,640	$—	$—
Stock and Option Award Values Reported in SCT for the Covered Year	(584,700)	—	—
Fair Value of Outstanding Unvested Stock and Option Awards Granted in the Covered Year	—	—	—
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years	—	—	—
Fair Value of Stock and Option Awards Granted in Covered Year that Vested	193,830	—	—
Change in Fair Value of Stock and Option Awards from Prior Years that Vested in Covered Year	(130,139)	—	—
Fair Value of Stock and Option Awards Forfeited during the Covered Year	(68,518)	—	—
Compensation Actually Paid	$1,857,113	$—	$—

	Average Non-PEO(i)
Fiscal Year	2023	2024	2025
SCT Total	$772,486	$730,912	$708,134
Stock and Option Award Values Reported in SCT for the Covered Year	(177,850)	(79,900)	—
Fair Value of Outstanding Unvested Stock and Option Awards Granted in the Covered Year	104,625	28,797	—
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years	(32,041)	(93,289)	—
Fair Value of Stock and Option Awards Granted in Covered Year that Vested	—	—	—
Change in Fair Value of Stock and Option Awards from Prior Years that Vested in Covered Year	(24,476)	(28,468)	154
Fair Value of Stock and Option Awards Forfeited during the Covered Year	—	—	(62,858)
Compensation Actually Paid	$642,744	$558,052	$645,430

(i) The fair value of options awards used to calculate CAP was determined using the Black-Scholes option pricing model, in accordance with FASB 718

Compensation Actually Paid vs. Total Shareholder Return					elationship between CAP and TSR. The chart below reflects the relationship between the PEO and average non-PEO NEO CAP versus our TSR and the Peer Group TSR.
Compensation Actually Paid vs. Net Income					Relationship between CAP and GAAP Net (Loss) Income. The chart below reflects the relationship between the PEO and average non-PEO NEO CAP and our GAAP Net (Loss) Income.
Compensation Actually Paid vs. Company Selected Measure					Relationship between CAP and Total Cash (our Company-Selected Measure). The chart below reflects the relationship between the PEO CAP and average non-PEO NEO CAP and our Total Cash.
Total Shareholder Return Vs Peer Group					elationship between CAP and TSR. The chart below reflects the relationship between the PEO and average non-PEO NEO CAP versus our TSR and the Peer Group TSR.
Total Shareholder Return Amount					$ 26	31	54
Peer Group Total Shareholder Return Amount					113	121	109
Net Income (Loss)					$ (16,000,000)	$ 18,000,000	$ (32,000,000)
Company Selected Measure Amount					18,000,000	38,000,000	101,000,000
Additional 402(v) Disclosure
(2)
The amounts shown for CAP have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation earned, realized, or received by our NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.

Measure:: 1
Pay vs Performance Disclosure
Non-GAAP Measure Description
(5)
We determined Total Cash to be the most important financial performance measure used to link our performance to CAP to our PEO and Non-PEO NEOs in 2025. Total Cash is defined as total cash and cash equivalents.
(6)
These amounts have been adjusted, as compared to the corresponding amounts set forth in our Annual Report on Form 10-K for the year ended June 30, 2025, to reflect that Mr. Urso also received an aggregate of $67,788 during fiscal year 2025 following his termination, in consulting fees and a success fee related to the previously disclosed sale of certain of our assets, in October 2024, to Aardvark Therapeutics, Inc.
(7)
These amounts have been adjusted, as compared to the corresponding amounts set forth in our Annual Report on Form 10-K for the year ended June 30, 2025, to reflect that Dr. Ghalie also received an aggregate of $30,472 during fiscal year 2025, following his termination, in consulting fees and a success fee related to the previously disclosed sale of certain of our assets, in October 2024, to Aardvark Therapeutics, Inc.

					R
Justin J. File [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 912,667
PEO Actually Paid Compensation Amount			$ 893,199
PEO Name			Justin J. File
David M Urso [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	934,046	$ 2,101,058				$ 894,905
PEO Actually Paid Compensation Amount	$ 683,160	$ 1,721,979				$ 220,789
PEO Name	David M. Urso	David M. Urso				David M. Urso
Daniel P Gold [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				$ 2,446,640
PEO Actually Paid Compensation Amount				$ 1,857,113
PEO Name				Daniel P. Gold
PEO | Justin J. File [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (15,787)
PEO | Justin J. File [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (3,681)
PEO | David M Urso [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (1,352,600)
PEO | David M Urso [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,097,045
PEO | David M Urso [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(70,864)				$ (511,128)
PEO | David M Urso [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 1,757	$ (52,660)				(162,988)
PEO | David M Urso [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(252,643)
PEO | Daniel P Gold [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				$ (584,700)
PEO | Daniel P Gold [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				193,830
PEO | Daniel P Gold [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(130,139)
PEO | Daniel P Gold [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				$ (68,518)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(79,900)	$ (177,850)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						28,797	104,625
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(93,289)	(32,041)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	154					$ (28,468)	$ (24,476)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (62,858)